Other Financial Assets and Financial Liabilities - Additional Information (Detail) ฿ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 THB (฿)
Disclosure Of Financial Instruments [Line Items]
Subordinated debentures of Bangkok Bank Public Company Limited		$ 309,000		฿ 11
Subordinated debentures of Bangkok Bank Public Company Limited, fixed interest rate		4.375%
Subordinated debentures of Bangkok Bank Public Company Limited, maturity		10 years
Dividends received	$ 100,000	$ 96,000	$ 99,000
Maximum borrowing capacity	250,923,000	233,837,000
Unused portion of the credit lines	144,000,000
Outstanding forward contracts, recognized gain (loss)	$ (332,000)	$ 171,000	20,000
Liquidity discount	30.00%	30.00%
Line Of Credit 1 [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	$ 144,478,000	$ 139,854,000
Letters of Credit [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	74,911,000	74,039,000
Open letters of credit [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	37,559,000	24,743,000
Foreign currency forward contracts [Member]
Disclosure Of Financial Instruments [Line Items]
Outstanding forward contracts, notional amount	(18,900,000)	9,500,000
Outstanding forward contracts, recognized gain (loss)	$ (332,000)	$ 171,000	$ 20,000